Leases - Schedule of Operating Lease (Details)	Mar. 31, 2025
Lease, Cost [Abstract]
Operating Lease, Weighted Average Discount Rate, Percent	4.75%
Operating Lease, Weighted Average Remaining Lease Term	1 year 9 months